SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Debt Issuance Costs (Policies)	12 Months Ended
Dec. 31, 2020
Policies
Debt Issuance Costs

Debt Issuance Costs

The Company follows authoritative guidance for accounting for financing costs (as amended) as it relates to convertible debt issuance cost. These costs are deferred and amortized over the term of the debt period or until redemption of the convertible debentures. Debt Issuance Costs are reported on the balance sheet as a direct deduction from the face amount of the related notes. Amortization of debt issuance costs amounted to $-0- and $1,187,817 and are included in Interest expense and Interest expense – Related Parties on the Consolidated Statements of Operations for the years ended December 31, 2020 and 2019, respectively. As of December 31, 2020, and 2019, the Company had $-0- unamortized Debt Issuance Costs.